COMMITMENTS AND CONTINGENCIES (Details) ¥ in Millions	Sep. 30, 2022 CNY (¥)
COMMITMENTS AND CONTINGENCIES
Purchase commitments expected to be incurred within one year related to leasehold improvements and installation of equipment for hotel operations	¥ 371
Accrued contingencies	¥ 0
Minimum
COMMITMENTS AND CONTINGENCIES
Purchase obligation expectation period	1 year
Maximum
COMMITMENTS AND CONTINGENCIES
Purchase obligation expectation period	2 years